ANNUAL REPORT o AUGUST 31, 1999


            CITIFUNDS SM
---------------------
                Premium
                Liquid Reserves

MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                          1
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Portfolio Environment and Outlook                                   2
---------------------------------------------------------------------
Fund Facts                                                          3
---------------------------------------------------------------------
Fund Performance                                                    4
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CITIFUNDS PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                 5
---------------------------------------------------------------------
Statement of Operations                                             6
---------------------------------------------------------------------
Statement of Changes in Net Assets                                  7
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Financial Highlights                                                8
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Notes to Financial Statements                                       9
---------------------------------------------------------------------
Independent Auditors' Report                                       12
---------------------------------------------------------------------

CASH RESERVES PORTFOLIO

Portfolio of Investments                                           13
---------------------------------------------------------------------
Statement of Assets and Liabilities                                16
---------------------------------------------------------------------
Statement of Operations                                            16
---------------------------------------------------------------------
Statement of Changes in Net Assets                                 17
---------------------------------------------------------------------
Financial Highlights                                               17
---------------------------------------------------------------------
Notes to Financial Statements                                      18
---------------------------------------------------------------------
Independent Auditors' Report                                       20
---------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

    Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm Premium Liquid Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with preservation of capital.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
-------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFundssm Premium Liquid Reserves fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

    However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. Japan's economy began to improve, conditions in Latin America remained relatively stable and Europe's economies rebounded more strongly than previously expected. In fact, the U.S. economy was also stronger than most analysts expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust economic growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

    IN THIS ENVIRONMENT, MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. In addition, the differences in yields (also known as "spreads") widened among securities with different maturities. This was due primarily to aggressive funding strategies adopted by many corporations in anticipation of year-end concerns over potential Y2K problems. Many corporations have decided to raise capital now, rather than wait until November or December when investors' concerns over possible computer-related problems might constrain liquidity in the markets.

    The Fund's management team maintained a conservative investment approach during the reporting period. Within those parameters, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This strategy included a average weighted maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available.

    LATER IN THE REPORTING PERIOD, THE MANAGERS ATTEMPTED TO TAKE ADVANTAGE OF HIGHER YIELDS AND WIDER SPREADS BY INVESTING IN HIGHLY RATED MONEY MARKET INSTRUMENTS WITH LONGER MATURITIES. The management team found especially attractive income opportunities in bank obligations, commercial paper backed by credit card receivables and short-term debt instruments issued by industrial companies and insurance companies. At the same time, the managers tried to ensure sufficient liquidity for the Fund by balancing those modestly longer-term holdings with very short-term positions in commercial paper. This "barbell strategy" -- named because of its concentrations at both ends of the money market maturity spectrum -- produced an average maturity for the Fund of between 75 and 85 days, which is toward the long end of the neutral range.

    LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES AGAIN, THE FUND'S MANAGERS EXPECT THAT THE U.S. ECONOMY SHOULD MODERATE. In their view, evidence of such a slowdown may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are generally being cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In the managers' opinion, additional Fed interest-rate increases are therefore unlikely.





FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                    DIVIDENDS
CASH RESERVES PORTFOLIO                Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS             BENCHMARKS*
May 3, 1990                            o Lipper Taxable Money Market
                                         Funds Average
NET ASSETS AS OF 8/31/99               o IBC Financial Data 1st Tier Taxable
$795.3 million                           Money Market Funds Average

* Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS PREMIUM LIQUID RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                       SINCE
                                              ONE        FIVE       MAY 3, 1990
ALL PERIODS ENDED AUGUST 31, 1999            YEAR       YEARS*      INCEPTION*
-------------------------------------------------------------------------------

CitiFunds Premium Liquid Reserves             4.94%       5.37%       5.07%
Lipper Taxable Money Market Funds Average     4.43%       4.93%       4.61%+

* Average Annual Total Return
+ From 4/30/90

7-DAY YIELDS
Annualized Current   4.99%
Effective            5.11%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, the Fund paid $0.04836 per share to shareholders from net investment income. For such period 0.2% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS PREMIUM LIQUID RESERVES
VS. IBC FINANCIAL DATA 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

[The following represents a graph in the printed piece]

                 CitiFunds Premium     IBC Financial Data 1st tier Taxable
                 Liquid Reserves       Money Market Funds Average
8/25/98              5.29                 4.91
                     5.32                 4.92
                     5.28                 4.9
                     5.3                  4.92
                     5.27                 4.89
                     5.26                 4.87
                     5.24                 4.83
10/13/98             5.1                  4.76
                     5.09                 4.71
                     5                    4.64
                     5.02                 4.67
                     4.95                 4.62
                     4.95                 4.62
                     4.82                 4.55
                     4.9                  4.56
12/8/98              4.83                 4.53
                     4.89                 4.55
                     4.88                 4.54
                     4.89                 4.52
                     4.84                 4.55
                     4.79                 4.47
                     4.78                 4.44
1/26/99              4.69                 4.37
                     4.74                 4.34
                     4.71                 4.31
                     4.7                  4.28
                     4.69                 4.34
                     4.71                 4.27
                     4.67                 4.25
                     4.67                 4.24
3/23/99              4.66                 4.22
                     4.69                 4.22
                     4.69                 4.25
                     4.64                 4.21
                     4.63                 4.2
                     4.61                 4.19
                     4.68                 4.21
                     4.61                 4.19
5/18/99              4.65                 4.18
                     4.62                 4.18
                     4.65                 4.22
                     4.6                  4.21
                     4.64                 4.22
                     4.64                 4.22
                     4.69                 4.26
7/6/99               4.83                 4.31
                     4.75                 4.33
                     4.8                  4.36
                     4.82                 4.38
                     4.84                 4.41
                     4.81                 4.41
                     4.85                 4.45
                     4.86                 4.48
8/31/99              4.99                 4.55

As illustrated, CitiFunds Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one year period.

Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
---------------------------------------------------------------------------------------------
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)                        $797,887,417
Receivable for shares of beneficial interest sold                                     175,000
---------------------------------------------------------------------------------------------
  Total assets                                                                    798,062,417
---------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                   1,975,173
Payable for shares of beneficial interest repurchased                                 433,929
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)                      74,522
Accrued expenses and other liabilities                                                254,539
---------------------------------------------------------------------------------------------
  Total liabilities                                                                 2,738,163
---------------------------------------------------------------------------------------------
NET ASSETS for 795,324,254 shares of beneficial interest outstanding             $795,324,254
---------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                  $795,324,254
---------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                          $1.00
---------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
---------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                              $41,123,302
Allocated expenses from Cash Reserves Portfolio                     (786,959)
---------------------------------------------------------------------------------------------
                                                                                  $40,336,343
EXPENSES:
Administrative fees (Note 3A)                                      2,745,569
Shareholder Servicing Agents' fees (Note 3B)                         784,448
Distribution fees (Note 4)                                           784,448
Registration fees                                                     35,335
Legal fees                                                            22,022
Shareholder reports                                                   20,253
Custody and fund accounting fees                                      16,468
Audit fees                                                            15,892
Trustees' fees                                                        14,861
Transfer agent fees                                                    8,178
Miscellaneous                                                         13,081
---------------------------------------------------------------------------------------------
  Total expenses                                                   4,460,555
Less aggregate amount waived or assumed by Administrator
  and Distributor (Notes 3A and 4)                                (2,096,279)
---------------------------------------------------------------------------------------------
  Net expenses                                                                      2,364,276
---------------------------------------------------------------------------------------------
Net investment income                                                             $37,972,067
---------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED AUGUST 31,
                                                               -----------------------
                                                             1999                 1998
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                                $  37,972,067        $  27,588,113
--------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                              4,282,425,929        3,151,376,399
Net asset value of shares issued to shareholders
  from reinvestment of dividends                             17,030,134           13,821,096
Cost of shares repurchased                               (4,115,401,408)      (2,941,837,920)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                  184,054,655          223,359,575
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                         611,269,599          387,910,024
--------------------------------------------------------------------------------------------
End of period                                              $795,324,254         $611,269,599
--------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------
                                                    1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income                             0.04836     0.05348     0.05240     0.05322     0.05465
Less dividends from net investment
  income                                         (0.04836)   (0.05348)   (0.05240)   (0.05322)   (0.05465)
----------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)        $795,324    $611,270    $387,910    $380,303    $423,992
Ratio of expenses to average net assets+             0.40%       0.40%       0.40%       0.40%       0.40%
Ratio of net investment income to average
  net assets+                                        4.84%       5.39%       5.25%       5.35%       5.47%
Total return                                         4.94%       5.48%       5.37%       5.45%       5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                  $0.04457    $0.04950    $0.04833    $0.04911    $0.05047
RATIOS:
Expenses to average net assets+                      0.79%       0.80%       0.81%       0.82%       0.83%
Net investment income to average
  net assets+                                        4.45%       4.99%       4.84%       4.93%       5.04%
----------------------------------------------------------------------------------------------------------

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                                             PRINCIPAL
                                               AMOUNT
ISSUER                                    (000'S OMITTED)          VALUE
---------------------------------------------------------------------------
Sigma Finance Corp.
   5.34% due 10/26/99                     $   100,000         $  99,184,167
   5.26% due 11/02/99                         125,000           123,867,639
   5.43% due 2/01/00                           80,000            78,153,800
                                                              -------------
                                                              3,482,283,933
                                                              -------------
CORPORATE NOTES -- 3.5%
---------------------------------------------------------------------------
Credit Suisse *
   5.54% due 10/07/99                         325,000           325,000,000
J. P. Morgan & Co., Inc. *
   5.56% due 5/04/00                          200,000           200,000,000
                                                              -------------
                                                                525,000,000
                                                              -------------
MEDIUM TERM NOTES -- 5.3%
---------------------------------------------------------------------------
Credit Suisse *
   5.57% due 5/10/00                          200,000           200,000,000
Goldman Sachs Group *
   5.39% due 1/31/00                          335,500           335,500,000
Sigma Finance Corp.
   5.125% due 2/09/00                         250,000           250,000,000
                                                              -------------
                                                                785,500,000
                                                              -------------
TIME DEPOSITS -- 7.6%
---------------------------------------------------------------------------
Barclays Bank
   5.63% due 9/01/99                          143,452           143,452,000
Landesbank Hessen
   Thuringen
   5.66% due 9/01/99                          182,500           182,500,000
Rabobank Nederland
   5.63% due 9/01/99                          100,000           100,000,000
Societe Generale
   5.56% due 9/01/99                          160,578           160,578,000
Suntrust
   5.63% due 9/01/99                          400,000           400,000,000
Svenska Grand Cayman
   5.63% due 9/01/99                          150,000           150,000,000
                                                              -------------
                                                              1,136,530,000
                                                              -------------
UNITED STATES GOVERNMENT AGENCY -- 2.8%
---------------------------------------------------------------------------
Federal Home Loan Bank
   Consumer Discount
   Notes
   5.39% due 7/28/00                          100,000            95,044,194
Federal Home Loan
   Mortgage Discount
   Notes
   5.21% due 3/09/00                           48,062            46,740,429
   5.16% due 6/13/00                           50,000            47,950,333
   5.22% due 6/15/00                          135,000           129,362,400
Federal National Mortgage
   Association
   4.86% due 2/10/00                          100,000            99,963,605
                                                            ---------------
                                                                419,060,961
                                                            ---------------
UNITED STATES TREASURY BILLS -- 0.3%
---------------------------------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99                         25,000            24,876,524
   4.175% due 12/09/99                         15,000            14,827,781
                                                            ---------------
                                                                 39,704,305
TOTAL INVESTMENTS AT VALUE
   /AMORTIZED COST                               99.9%        14,909,164,141
OTHER ASSETS,
   LESS LIABILITIES                               0.1%           20,180,507
                                                            ---------------
NET ASSETS                                      100.0%      $14,929,344,648
                                                            ---------------
* Variable interest rate - subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

    B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

    C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

    E. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

    F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

    A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $18,380,593 of which $8,958,317 was voluntarily waived for the year ended August 31 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $6,126,864, all of which were voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $317,241,778,448 and $311,116,822,640, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $32,324. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1999 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits of these financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 6, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Premium Liquid Reserves.

Ask for a prospectus (except for CitiFunds Premium Liquid Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp             R Printed on recycled paper          CFA/PLR/899

                                ANNUAL REPORT o AUGUST 31, 1999
       CITIFUNDS SM
----------------
               Premium
               U.S. Treasury Reserves


MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                           1
----------------------------------------------------------------------
Portfolio Environment and Outlook                                    2
----------------------------------------------------------------------
Fund Facts                                                           3
----------------------------------------------------------------------
Fund Performance                                                     4
----------------------------------------------------------------------

CITIFUNDS PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                  5
----------------------------------------------------------------------
Statement of Operations                                              5
----------------------------------------------------------------------
Statement of Changes in Net Assets                                   6
----------------------------------------------------------------------
Financial Highlights                                                 6
----------------------------------------------------------------------
Notes to Financial Statements                                        7
----------------------------------------------------------------------
Independent Auditors' Report                                        10
----------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                            11
----------------------------------------------------------------------
Statement of Assets and Liabilities                                 12
----------------------------------------------------------------------
Statement of Operations                                             12
----------------------------------------------------------------------
Statement of Changes in Net Assets                                  13
----------------------------------------------------------------------
Financial Highlights                                                13
----------------------------------------------------------------------
Notes to Financial Statements                                       14
----------------------------------------------------------------------
Independent Auditors' Report                                        16
----------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

    Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Premium U.S. Treasury Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
---------------------

Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period that coincides with CitiFundsSM Premium U.S. Treasury Reserves fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

    However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slow-down eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

    IN THIS ENVIRONMENT, MOST MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. However, yields of U.S. Treasury bills did not rise to the same extent as other types of money market instruments primarily because of the federal budget surplus which has reduced the federal government's need to borrow to cover short-term operating deficits. Yet, demand for U.S. Treasury bills remains very strong from investors seeking highly creditworthy investments in an uncertain market environment.

    The Fund's managers maintained the conservative investment approach that has long characterized the management of this Fund. For example, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This posture included a weighted average maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available. Later in the reporting period, the managers attempted to take advantage of higher yields and wider spreads by reinvesting proceeds from maturing Treasury bills into higher yielding bills and notes with longer maturities. The management team found especially attractive income opportunities in Cash Management Bills, which are securities issued by the U.S. Treasury in anticipation of tax revenues. This strategy produced an average weighted maturity for the Portfolio of between 55 and 60 days, which is toward the long end of the neutral range.

    LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES FURTHER, THE MANAGEMENT TEAM EXPECTS THE U.S. ECONOMY SHOULD MODERATE. In our view, evidence of such a slow-down may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are being generally cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In our opinion, further Fed interest-rate increases are therefore unlikely.


FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                         DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO            Declared daily, paid monthly
Citibank, N.A

COMMENCEMENT OF OPERATIONS BENCHMARK*
March 1, 1991                             o Lipper S&P AAA rated U.S.
                                            Treasury Money Market Funds Average
NET ASSETS AS OF 8/31/99
$237.5 million

* The Lipper Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                                      MARCH 1,
                                                   ONE      FIVE        1991
ALL PERIODS ENDING AUGUST 31, 1999                YEAR      YEARS*    INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Premium U.S. Treasury Reserves          4.28%     4.83%       4.37%
Lipper S&P AAA rated U.S. Treasury
 Money Market Funds Average                       4.27%     4.76%       4.26%+

*  Average Annual Total Return
+  From 2/28/91

7-DAY YIELDS
Annualized Current   4.24%
Effective            4.33%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999 the Fund paid $0.04195 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)               $237,933,403
--------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                    312,814
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)                    19,632
Accrued expenses and other liabilities                                                81,089
--------------------------------------------------------------------------------------------
    Total liabilities                                                                413,535
--------------------------------------------------------------------------------------------
NET ASSETS For 237,519,868 shares of beneficial interest outstanding            $237,519,868
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $237,519,868
--------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                        $1.00
--------------------------------------------------------------------------------------------


CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio                     $12,406,844
Allocated expenses from U.S. Treasury Reserves Portfolio            (266,737)
--------------------------------------------------------------------------------------------
                                                                                 $12,140,107
EXPENSES:
Administrative fees (Note 3A)                                        930,683
Shareholder Servicing Agents' fees (Note 3B)                         265,910
Distribution fees (Note 4)                                           265,910
Custody and fund accounting fees                                      16,415
Legal fees                                                            13,582
Shareholder Reports                                                   12,404
Audit fees                                                            12,362
Transfer agent fees                                                   12,000
Trustees' fees                                                         7,365
Miscellaneous                                                          4,579
--------------------------------------------------------------------------------------------
    Total expenses                                                 1,541,210
Less aggregate amounts waived by
 Administrator and Distributor (Notes 3A and 4)                     (608,866)
--------------------------------------------------------------------------------------------
    Net expenses                                                                    932,344
--------------------------------------------------------------------------------------------
Net investment income                                                           $11,207,763
--------------------------------------------------------------------------------------------


See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED AUGUST 31,
                                                                ------------------------
                                                                1999                1998
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
 dividends to shareholders (Note 2)                        $  11,207,763        $ 13,299,575
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT NET ASSET VALUE OF $1.00 PER
 SHARE (Note 5):
Proceeds from sale of shares                                $570,585,556        $629,448,550
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                6,647,364           8,429,748
Cost of shares repurchased                                  (665,450,936)       (551,581,566)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                        (88,218,016)         86,296,732
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          325,737,884         239,441,152
--------------------------------------------------------------------------------------------
End of period                                               $237,519,868        $325,737,884
--------------------------------------------------------------------------------------------


CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                          YEAR ENDED AUGUST 31
                                           ------------------------------------------------
                                             1999      1998       1997      1996      1995
--------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period                       $1.00000  $1.00000   $1.00000  $1.00000  $1.00000
Net investment income                       0.04195   0.04802    0.04794   0.04851   0.04999
Less dividends from net
 investment income                         (0.04195) (0.04802)  (0.04794) (0.04851) (0.04999)
--------------------------------------------------------------------------------------------
Net Asset Value, end of period             $1.00000  $1.00000   $1.00000  $1.00000  $1.00000
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                           $237,520  $325,738   $239,441  $235,271  $317,312
Ratio of expenses to
 average net assets+                          0.45%     0.45%      0.45%     0.45%     0.45%
Ratio of net investment income
 to average net assets+                       4.21%     4.81%      4.80%     4.88%     5.02%
Total return                                  4.28%     4.91%      4.90%     4.96%     5.12%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share            $0.03836  $0.04433   $0.04414  $0.04463  $0.04601
RATIOS:
Expenses to average net assets+               0.81%     0.82%      0.83%     0.85%     0.84%
Net investment income to
 average net assets+                          3.85%     4.44%      4.42%     4.49%     4.62%
--------------------------------------------------------------------------------------------

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (20.0% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as
Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

    B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

    C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

    D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.45%.

    A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $930,683, of which $342,956 was voluntarily waived for the year ended August 31, 1999.
Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

    B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $265,910 for the year ended August 31, 1999.

4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $265,910, all of which was voluntarily waived for the year ended August 31, 1999. The Distributor has voluntarily agreed to assume all distribution expenses through August 31, 1999.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $555,725,735 and $656,306,796, respectively, for the year ended August 31, 1999.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS PREMIUM U.S. TREASURY RESERVES:

    We have audited the accompanying statement of assets and liabilities of CitiFunds Premium U.S. Treasury Reserves, a separate series of CitiFunds Premium Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Premium U.S. Treasury Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTSAugust 31, 1999


                           PRINCIPAL
                            AMOUNT
ISSUER                  (000'S OMITTED)       VALUE
---------------------------------------------------

U.S. TREASURY BILLS--99.8%
---------------------------------------------------
United States Treasury Bill,
   due 9/09/99             $100,271  $  100,170,432
United States Treasury Bill,
   due 9/15/99               62,671      62,544,593
United States Treasury Bill,
   due 9/23/99               55,000      54,845,908
United States Treasury Bill,
   due 9/30/99              260,917     259,960,007
United States Treasury Bill,
   due 10/07/99             174,198     173,418,481
United States Treasury Bill,
   due 10/14/99              81,549      81,106,899
United States Treasury Bill,
   due 10/28/99             138,008     137,001,768
United States Treasury Bill,
   due 11/18/99              76,191      75,417,789
United States Treasury Bill,
   due 1/06/00               82,187      80,845,023
United States Treasury Bill,
   due 1/27/00              164,768     161,510,570
                                     --------------

TOTAL INVESTMENTS,
   AT AMORTIZED COST         99.8%    1,186,821,470
OTHER ASSETS,
   LESS LIABILITIES           0.2         1,805,041
                                     --------------

NET ASSETS                  100.0%   $1,188,626,511
                            -----    --------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                                      $1,186,821,470
Cash                                                                               1,153,532
Receivable for investment sold                                                    49,861,889
--------------------------------------------------------------------------------------------
     Total assets                                                              1,237,836,891
--------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                 49,072,323
Payable to affiliate - Investment advisory fees (Note 2A)                             79,609
Accrued expenses and other liabilities                                                58,448
--------------------------------------------------------------------------------------------
    Total liabilities                                                             49,210,380
--------------------------------------------------------------------------------------------
NET ASSETS                                                                    $1,188,626,511
--------------------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                                      $1,188,626,511
--------------------------------------------------------------------------------------------


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                                      $41,286,380
EXPENSES:
Investment Advisory fees (Note 2A)                                $1,331,983
Administrative fees (Note 2B)                                        443,994
Custody and fund accounting fees                                     200,205
Audit fees                                                            19,200
Trustees' fees                                                        12,721
Legal fees                                                             9,710
Miscellaneous                                                         31,445
--------------------------------------------------------------------------------------------
    Total expenses                                                 2,049,258
Less aggregate amounts waived by Investment Adviser
 and Administrator (Notes 2A and 2B)                              (1,161,259)
Less fees paid indirectly (Note 1D)                                     (107)
--------------------------------------------------------------------------------------------
    Net expenses                                                                    887,892
--------------------------------------------------------------------------------------------
Net investment income                                                           $40,398,488
--------------------------------------------------------------------------------------------

See notes to financial statements

#



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED AUGUST 31,
                                                                 ---------------------
                                                                1999              1998
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $ 40,398,488        $ 44,213,443
--------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                3,426,724,559       1,935,301,975
Value of withdrawals                                      (3,190,341,131)     (1,975,581,019)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 capital transactions                                        236,383,428         (40,279,044)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                   276,781,916           3,934,399
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          911,844,595         907,910,196
--------------------------------------------------------------------------------------------
End of period                                             $1,188,626,511       $ 911,844,595
--------------------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          YEAR ENDED AUGUST 31
                                             ----------------------------------------------
                                             1999      1998       1997      1996      1995
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                         $1,188,627  $911,845   $907,910  $767,804  $832,258
Ratio of expenses to
 average net assets                           0.10%     0.10%      0.10%     0.10%     0.10%
Ratio of net investment income
 to average net assets                        4.55%     5.14%      5.15%     5.20%     5.36%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                0.23%     0.23%      0.24%     0.25%     0.25%
Net investment income to
 average net assets                           4.42%     5.01%      5.01%     5.05%     5.21%
--------------------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

    B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

    C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.
    E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
    A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,331,983 of which $717,265 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $443,994, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $6,789,307,983 and $6,546,755,122, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $2,305. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accom- panied by an effective prospectus of CitiFunds Premium U.S. Treasury Reserves.

Ask for a prospectus (except for CitiFunds Premium U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp            R Printed on recycled paper             CFA/PUS/899